UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number             811-00524

The Dreyfus/Laurel Funds Trust

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:         5/31

Date of reporting period:       2/28/15

The following Form N-Q relates only to Dreyfus Equity Income Fund and Dreyfus Emerging Markets Debt Local Currency Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
February 28, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--88.1%		Rate (%)	Date	Amount ($) [a]		Value ($)
Foreign/Governmental
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	294,200,000	b	3,853,165
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	2,121,500,000		27,785,482
Brazilian Government,
Treasury Bills	BRL	0.00	1/1/16	10,350,000	c	3,289,049
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	213,960,000		73,527,623
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	196,370,000		63,056,854
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	3,870,000,000		6,679,497
Colombian Government,
Bonds, Ser. B	COP	6.00	4/28/28	4,259,500,000		1,546,909
Colombian Government,
Bonds, Ser. B	COP	7.00	5/4/22	56,185,700,000		23,557,551
Colombian Government,
Bonds, Ser. B	COP	7.75	9/18/30	50,646,100,000		21,120,709
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	13,969,600,000		6,924,124
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	7.63	9/10/24	7,775,000,000	b	3,093,859
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	7.63	9/10/24	22,850,000,000		9,115,413
Eskom Holdings,
Sr. Scd. Bonds	ZAR	0.00	12/31/18	373,600,000	c	22,235,389
Findeter,
Sr. Unscd. Notes	COP	7.88	8/12/24	19,500,000,000	b	8,013,020
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	6,768,790,000		31,076,399
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR70	IDR	8.38	3/15/24	10,680,000,000		909,159
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR44	IDR	10.00	9/15/24	64,069,000,000		5,984,713
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0512	MYR	3.31	10/31/17	47,000,000		12,996,661
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0511	MYR	3.58	9/28/18	9,700,000		2,694,565
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0413	MYR	3.84	4/15/33	42,090,000		10,977,397
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0114	MYR	4.18	7/15/24	46,250,000		13,140,351
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	58,440,000		16,446,109
Mexican Government,
Bonds, Ser. S	MXN	4.00	11/15/40	9,340,000		3,754,441
Mexican Government,
Bonds, Ser. M	MXN	5.00	6/15/17	260,000,000		17,802,184
Mexican Government,
Bonds, Ser. M	MXN	6.25	6/16/16	275,000,000		19,061,300
Mexican Government,

Bonds, Ser. M 20	MXN	10.00	12/5/24	52,200,000		4,633,958
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	92,205,000		8,985,137
Peruvian Government,
Unscd. Bonds	PEN	6.90	8/12/37	6,115,000		2,135,492
Peruvian Government,
Bonds	PEN	6.95	8/12/31	66,950,000		23,447,238
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	179,270,000		12,039,402
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	544,800,000	b	36,587,640
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	118,000,000		8,372,921
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	493,035,000	b	34,984,264
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	1,405,000,000		33,864,738
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	80,000,000		2,145,219
Polish Government,
Bonds, Ser. 0725	PLN	3.25	7/25/25	8,500,000		2,524,082
Polish Government,
Bonds, Ser. 1023	PLN	4.00	10/25/23	89,740,000		27,858,873
Polish Government,
Bonds, Ser. 1020	PLN	5.25	10/25/20	26,065,000		8,296,367
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	176,110,000		59,847,659
Romanian Government,
Bonds, Ser. 10Y	RON	5.85	4/26/23	40,280,000		12,448,388
Romanian Government,
Bonds, Ser. 5Y	RON	5.90	7/26/17	154,960,000		43,008,955
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	738,900,000		11,390,176
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.88	2/7/18	938,300,000		12,145,894
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	1,395,900,000		19,847,274
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.70	3/17/16	520,400,000		7,949,542
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	312,575,000		3,309,242
Russian Government,
Bonds, Ser. 6205	RUB	7.60	4/14/21	164,875,000		2,019,740
Russian Government,
Bonds, Ser. 6209	RUB	7.60	7/20/22	416,600,000		4,934,417
Russian Government,
Bonds, Ser. 6207	RUB	8.15	2/3/27	565,410,000		6,719,932
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	58,300,000		4,529,775

South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	397,075,000		34,294,700
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	839,970,000		88,118,912
South African Government,
Bonds, Ser. R158	ZAR	13.50	9/15/15	86,000,000		7,652,500
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	153,620,000	b	13,542,367
Turkish Government,
Bonds, Ser. 5Y	TRY	6.30	2/14/18	65,498,000		24,894,305
Turkish Government,
Bonds	TRY	7.10	3/8/23	43,500,000		16,073,863
Turkish Government,
Bonds	TRY	8.80	9/27/23	63,340,000		26,068,701
Turkish Government,
Bonds	TRY	10.50	1/15/20	58,997,282		25,809,988
Total Bonds and Notes
(cost $1,346,457,890)						1,039,123,584

Short-Term Investments--.3%
U.S. Treasury Bills
0.03%, 5/21/15				3,624,000		3,623,880
0.05%, 8/13/15				150,000		149,957
Total Short-Term Investments
(cost $3,773,736)						3,773,837

Other Investment--9.4%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $110,256,730)				110,256,730	[d]	110,256,730
Total Investments (cost $1,460,488,356)				97.8%		1,153,154,151
Cash and Receivables (Net)				2.2%		25,654,413
Net Assets				100.0%		1,178,808,564

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
CLP--Chilean Peso
COP--Colombian Peso
HUF--Hungarian Forint
IDR--Indonesian Rupiah
MXN--Mexican New Peso
MYR--Malaysian Ringgit
PEN--Peruvian New Sol
PHP--Philippine Peso
PLN--Polish Zloty
RON--Romanian Leu
RUB--Russian Ruble
TRY--Turkish Lira
ZAR--South African Rand

b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these securities were valued at $100,074,315 or 8.5% of net assets.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Investment in affiliated money market mutual fund.

At February 28, 2015, net unrealized depreciation on investments was $307,397,858 of which $323,924 related to appreciated investment securities and $307,721,782 related to depreciated investment securities. At February 28, 2015, the cost of investments for federal income tax [ir[pses was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
South Africa	14.4
Mexico	12.4
Brazil	11.9
Short-Term/Money Market Investments	9.7
Russia	8.5
Poland	8.3
Turkey	7.9
Colombia	6.2
Malaysia	4.8
Romania	4.7
Philippines	3.0
Hungary	2.6
Peru	2.2
Chile	.6
Indonesia	.6
97.8
† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
February 28, 2015 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Put Options:
Brazilian Real,
May 2015 @ BRL 2.8
(premiums received $178,484)	17,550,000	(242,137)

BRL--Brazilian Real

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
February 28, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Brazilian Real,
Expiring
4/2/2015	a	21,170,000	7,287,686	7,373,489	85,803

Chilean Peso,
Expiring:
3/31/2015	b	1,507,115,000	2,427,606	2,435,387	7,781
3/31/2015	c	2,788,795,000	4,490,428	4,506,488	16,060

Euro,
Expiring
3/31/2015	d	11,855,000	13,439,065	13,271,919	(167,146)

Hungarian Forint,
Expiring:
3/31/2015	b	4,313,625,000	16,025,058	15,920,989	(104,069)
3/31/2015	d	6,561,135,000	24,393,466	24,216,236	(177,230)
3/31/2015	e	2,380,490,000	8,848,583	8,786,057	(62,526)
3/31/2015	f	5,187,880,000	19,270,039	19,147,743	(122,296)

Indian Rupee,
Expiring
3/31/2015	b	2,236,870,000	36,103,297	35,902,702	(200,595)

Malaysian Ringgit,
Expiring:
3/31/2015	a	42,540,000	11,657,350	11,769,371	112,021
3/31/2015	b	133,850,000	36,793,205	37,031,743	238,538

Polish Zloty,
Expiring
3/31/2015	g	109,105,000	29,754,503	29,394,258	(360,245)

Romanian Leu,
Expiring
3/31/2015	a	9,725,000	2,474,618	2,454,293	(20,325)

Russian Ruble,

Expiring:
3/31/2015	a	398,700,000	5,839,657	6,369,264	529,607
3/31/2015	b	1,260,130,000	18,935,086	20,130,676	1,195,590
3/31/2015	c	78,570,000	1,164,863	1,255,162	90,299
3/31/2015	g	782,000,000	11,292,419	12,492,512	1,200,093

South Korean Won,
Expiring
3/31/2015	b	5,757,450,000	5,164,790	5,238,395	73,605

Thai Baht,
Expiring
3/31/2015	g	555,535,000	16,973,266	17,153,572	180,306

Turkish Lira,
Expiring
3/31/2015	d	14,635,000	5,862,061	5,782,724	(79,337)

Sales:			Proceeds ($)

Chilean Peso,
Expiring
3/31/2015	a	2,461,710,000	3,954,237	3,977,943	(23,706)

Colombian Peso,
Expiring
3/31/2015	b	13,315,720,000	5,448,331	5,308,229	140,102
3/31/2015	g	86,039,780,000	35,029,631	34,299,226	730,405
4/30/2015	b	92,814,570,000	37,992,047	36,893,864	1,098,183

Indonesian Rupiah,
Expiring
3/31/2015	a	85,405,150,000	6,540,947	6,569,795	(28,848)

Mexican New Peso,
Expiring
3/31/2015	a	185,675,000	12,348,286	12,407,510	(59,224)

Peruvian New Sol,
Expiring
3/31/2015	b	6,445,000	2,077,022	2,071,035	5,987

Philippine Peso,
Expiring
3/31/2015	a	580,940,000	13,104,895	13,153,954	(49,059)

Singapore Dollar,
Expiring

3/31/2015	g	16,380,000	12,025,549	12,008,129	17,420

South African Rand,
Expiring
3/31/2015	a	1,168,745,000	99,830,447	99,588,352	242,095

South Korean Won,
Expiring
3/31/2015	g	25,321,995,000	22,801,310	23,039,125	(237,815)

Thai Baht,
Expiring
3/31/2015	a	1,198,195,000	36,619,652	36,997,352	(377,700)

Gross Unrealized Appreciation	5,963,895
Gross Unrealized Depreciation	(2,070,121)

Counterparties:
a	JP Morgan Chase Bank
b	Citigroup
c	Credit Suisse
d	Goldman Sachs International
e	Morgan Stanley Capital Services
f	Royal Bank of Scotland
g	Barclays Bank

				Implied			Upfront	Unrealized
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums (Receivable)	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Payable ($)	(Depreciation) ($)
		J.P. Morgan
303,250,000	MXN - 28 Day Libor	Chase	6.84	N/A	1/25/2024	1,594,005		1,594,005.00
Gross
				Unrealized
				Appreciation				1,594,005.00

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Foreign Government	-	1,039,123,584	-	1,039,123,584
Mutual Funds	110,256,730	-	-	110,256,730
U.S. Treasury	-	3,773,837	-	3,773,837
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	5,963,895	-	5,963,895
Swaps++	-	1,594,005	-	1,594,005
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(2,070,121)	-	(2,070,121)
Options Written	-	(242,137)	-	(242,137)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit

risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
February 28, 2015 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Banks--3.2%
JPMorgan Chase & Co.	42,105		2,580,194
New York Community Bancorp	153,450		2,548,804
People's United Financial	60,160		910,221
Wells Fargo & Co.	47,400		2,597,046
			8,636,265
Capital Goods--7.2%
Caterpillar	51,250		4,248,625
General Dynamics	2,960		410,789
General Electric	233,950		6,080,360
Lockheed Martin	25,910		5,183,295
Northrop Grumman	8,850		1,466,533
Raytheon	16,070		1,747,934
			19,137,536
Commercial & Professional Services--5.7%
Cintas	10,300		859,844
Pitney Bowes	251,815		5,834,554
R.R. Donnelley & Sons	443,600		8,459,452
			15,153,850
Consumer Durables & Apparel--1.6%
Garmin	65,700		3,260,691
Leggett & Platt	8,200		369,410
Mattel	20,270		533,506
			4,163,607
Consumer Services--4.3%
Carnival	31,650		1,392,283
H&R Block	76,140		2,600,181
Las Vegas Sands	60,600		3,448,140
McDonald's	13,650		1,349,985
Starwood Hotels & Resorts
Worldwide	31,650	a	2,542,444
Wynn Resorts	1,100		156,750
			11,489,783
Diversified Financials--1.6%
American Express	2,120		172,971
Ares Capital	44,750	b	774,175
Artisan Partners Asset Management	25,500		1,236,750
Invesco	33,000		1,328,910
Navient	32,300		691,220
			4,204,026
Energy--7.5%
Chevron	30,060		3,206,801
ConocoPhillips	49,115		3,202,298
Exxon Mobil	61,210		5,419,533
Kinder Morgan	16,950		695,120
Noble	63,200	b	1,051,648
ONEOK	63,900		2,828,214
Phillips 66	6,450		506,067
Schlumberger	4,250		357,680
Spectra Energy	57,900		2,054,871
Valero Energy	13,850		854,406

			20,176,638
Food & Staples Retailing--4.2%
CVS Health	21,970		2,282,024
Wal-Mart Stores	107,640		9,034,225
Walgreens Boots Alliance	100		8,308
			11,324,557
Food, Beverage & Tobacco--7.7%
Altria Group	176,970		9,961,641
Coca-Cola	15,400		666,820
ConAgra Foods	8,930		312,371
Dr. Pepper Snapple Group	10,260		808,385
Philip Morris International	78,190		6,486,642
Pilgrim's Pride	85,100	b	2,334,293
			20,570,152
Health Care Equipment & Services--.4%
Abbott Laboratories	7,580		359,065
Anthem	1,900		278,255
Medtronic	4,500		349,155
			986,475
Household & Personal Products--1.3%
Clorox	9,200		999,488
Procter & Gamble	28,100		2,392,153
			3,391,641
Insurance--.9%
MetLife	37,700		1,916,291
Old Republic International	15,700		238,012
Prudential Financial	4,005		323,804
			2,478,107
Materials--3.1%
Albemarle	1,844		104,315
Dow Chemical	70,500		3,471,420
LyondellBasell Industries, Cl. A	55,100		4,733,641
			8,309,376
Media--.9%
Cablevision Systems (NY Group),
Cl. A	70,300	b	1,320,234
Regal Entertainment Group, Cl. A	35,000	b	827,400
Viacom, Cl. B	3,540		247,588
			2,395,222
Pharmaceuticals, Biotech & Life Sciences--12.3%
AbbVie	39,730		2,403,665
Bristol-Myers Squibb	106,660		6,497,727
Eli Lilly & Co.	19,670		1,380,244
Johnson & Johnson	39,050		4,003,015
Merck & Co.	152,410		8,922,081
Pfizer	278,757		9,566,940
			32,773,672
Real Estate--7.4%
Annaly Capital Management	528,910	a	5,617,024
Chimera Investment	279,400	a	896,874
Corrections Corporation of America	36,750	a	1,465,958
Equity Commonwealth	18,460	a,c	488,267
HCP	24,650	a	1,044,174
Hospitality Properties Trust	25,840	a	796,130
Host Hotels & Resorts	88,300	a	1,854,300
Kimco Realty	28,700	a	754,236

MFA Financial	692,800	a	5,514,688
Starwood Property Trust	55,800	a	1,361,520
			19,793,171
Retailing--1.4%
Foot Locker	17,100		960,507
Genuine Parts	3,270		314,182
Home Depot	20,790		2,385,653
			3,660,342
Semiconductors & Semiconductor Equipment--3.6%
Intel	212,195		7,055,484
Maxim Integrated Products	9,355		321,765
Microchip Technology	18,150	b	930,551
Texas Instruments	22,100		1,299,480
			9,607,280
Software & Services--4.6%
CA	152,050		4,944,666
International Business Machines	1,190		192,709
Leidos Holdings	18,250		821,615
Microsoft	102,385		4,489,582
Oracle	42,090		1,844,384
			12,292,956
Technology Hardware & Equipment--8.2%
Apple	81,120		10,420,675
Cisco Systems	86,500		2,552,615
Hewlett-Packard	27,350		952,874
Lexmark International, Cl. A	14,950		637,767
QUALCOMM	18,750		1,359,563
Seagate Technology	99,250		6,066,160
			21,989,654
Telecommunication Services--5.4%
AT&T	176,760	b	6,108,826
Verizon Communications	123,170		6,090,757
Windstream Holdings	274,400	b	2,165,016
			14,364,599
Transportation--.2%
Union Pacific	2,300		276,598
United Parcel Service, Cl. B	4,020		408,955
			685,553
Utilities--6.8%
Ameren	9,460		401,199
American Electric Power	77,460		4,460,147
CMS Energy	7,750		272,258
Consolidated Edison	8,940		564,472
Duke Energy	2,400		188,520
Entergy	65,300		5,192,003
PG&E	78,000		4,190,940
Public Service Enterprise Group	7,060		296,944
Southern	46,400		2,124,656
Wisconsin Energy	7,500	b	382,350
			18,073,489
Total Common Stocks
(cost $221,055,617)			265,657,951

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $2,147,299)	2,147,299 [d]	2,147,299
Investment of Cash Collateral for
Securities Loaned--3.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,037,530)	8,037,530 [d]	8,037,530
Total Investments (cost $231,240,446)	103.3%	275,842,780
Liabilities, Less Cash and Receivables	(3.3%)	(8,701,231)
Net Assets	100.0%	267,141,549

a Investment in real estate investment trust.
b Security, or portion thereof, on loan. At February 28, 2015, the value of the fund's securities on loan was $13,854,381 and the value of the collateral held by the fund was $14,159,021, consisting of cash collateral of $8,037,530 and U.S. Government and Agency securities valued at $6,121,491.
c Non-income producing security.
d Investment in affiliated money market mutual fund.

At February 28, 2015, net unrealized appreciation on investments was $44,602,334 of which $48,859,065 related to appreciated investment securities and $4,256,731 related to depreciated investment securities. At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	12.3
Technology Hardware & Equipment	8.2
Food, Beverage & Tobacco	7.7
Energy	7.5
Real Estate	7.4
Capital Goods	7.2
Utilities	6.8
Commercial & Professional Services	5.7
Telecommunication Services	5.4
Software & Services	4.6
Consumer Services	4.3
Food & Staples Retailing	4.2
Money Market Investments	3.8
Semiconductors & Semiconductor Equipment	3.6
Banks	3.2
Materials	3.1
Consumer Durables & Apparel	1.6
Diversified Financials	1.6
Retailing	1.4
Household & Personal Products	1.3
Insurance	.9
Media	.9
Health Care Equipment & Services	.4
Transportation	.2
103.3
† Based on net assets.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	264,606,303	-	-	264,606,303
Equity Securities - Foreign Common Stocks+	1,051,648	-	-	1,051,648
Mutual Funds	10,184,829	-	-	10,184,829
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/_Bradley J. Skapyak____

            Bradley J. Skapyak

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/_Bradley J. Skapyak____

            Bradley J. Skapyak

            President

Date:    April 20, 2015

By:       /s/_James Windels______

            James Windels

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)